Consolidated Statements of Cash Flows € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating activities:
Net income (loss) (including non-controlling interests)	$ (578)	$ (2,391)	$ 5,330
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	2,960	3,067	2,799
Impairment (reversal of impairment)	(133)	1,927	994
Bargain purchase gain	0	0	(209)
Interest expense	477	695	687
Interest income	(56)	(88)	(72)
Income tax expense/ (benefit)	1,666	459	(349)
Remeasurement loss relating to US deferred employee benefits	0	0	15
Net gain on disposal of subsidiaries	(1,460)	(101)	(16)
Income from investments in associates, joint ventures and other investments	(234)	(347)	(652)
Provision on pensions and OPEB	430	435	463
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement	143	320	572
Unrealized foreign exchange effects	321	7	152
Write-downs (reversal) of inventories to net realizable value, provisions and other non-cash operating expenses net	597	818	789
Changes in assets and liabilities that provided (required) cash, net of acquisitions and disposals:
Trade accounts receivable and other	(76)	964	(646)
Inventories	1,786	2,469	(4,652)
Trade accounts payable and other	(214)	(1,236)	914
Interest paid	(604)	(723)	(749)
Interest received	69	118	67
Income taxes paid	(705)	(484)	(629)
Dividends received from associates, joint ventures and other investments	189	370	360
Cash contributions to plan assets and benefits paid for pensions and OPEB	(332)	(348)	(472)
VAT and other amounts received (paid) from/to public authorities	400	196	(544)
Other working capital and provisions movements	(564)	(110)	44
Net cash provided by operating activities	4,082	6,017	4,196
Investing activities:
Purchase of property, plant and equipment and intangibles	(2,439)	(3,572)	(3,305)
Disposals of net assets of subsidiaries, net of cash disposed of 7, 38 and 1 in 2020, 2019 and 2018, respectively	497	514	65
Acquisitions of net assets of subsidiaries, net of cash acquired of —, 3 and 13 in 2020, 2019 and 2018, respectively	0	(46)	(39)
Lease installments and capital expenditure refund relating to ArcelorMittal Italia acquisition	(139)	(200)	0
Acquisition of AMNS India	0	(755)	0
Acquisition of Uttam Galva and KSS Petron debt	0	(83)	(1,001)
Cash collateral for the TSR receivables retained in ArcelorMittal USA after disposal	(260)	0	0
Disposals of associates and joint ventures	0	0	220
Disposals of financial assets	59	196	44
Other investing activities net	271	122	257
Net cash provided by / (used in) investing activities	(2,011)	(3,824)	(3,759)
Financing activities:
Proceeds from mandatorily convertible subordinated notes	1,237	0	0
Acquisition of non-controlling interests	0	0	(68)
(Payments)/ proceeds from put and call option on shares	(135)	0	115
Proceeds from short-term debt	430	600	2,319
Proceeds from long-term debt	323	5,772	1,138
Payments of short-term debt	(1,503)	(1,811)	(2,871)
Payments of long-term debt	(1,645)	(3,299)	(798)
Equity offering	740	0	0
Share buyback	(500)	(90)	(226)
Dividends paid (includes 181, 129 and 119 of dividends paid to non-controlling shareholders in 2020, 2019 and 2018, respectively)	(181)	(332)	(220)
Payment of principal portion of lease liabilities and other financing activities	(264)	(326)	(78)
Net cash provided by / (used in) financing activities	(1,498)	514	(689)
Net increase (decrease) in cash and cash equivalents	573	2,707	(252)
Effect of exchange rate changes on cash	163	(22)	(140)
Cash and cash equivalents:
At the beginning of the year	4,867	2,172	2,574
Reclassification of the period-end cash and cash equivalents (to) from held for sale	(3)	10	(10)
At the end of the year	$ 5,600	$ 4,867	$ 2,172